World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2013

Dates Covered
Collections Period	09/01/13 - 09/30/13
Interest Accrual Period	09/16/13 - 10/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/13	300,567,970.65	20,948
Yield Supplement Overcollateralization Amount at 08/31/13	6,469,542.99	0

Receivables Balance at 08/31/13	307,037,513.64	20,948
Principal Payments	13,848,344.18	499
Defaulted Receivables	702,510.71	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/13	6,003,557.66	0

Pool Balance at 09/30/13	286,483,101.09	20,414

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	5,597,739.22	372
Past Due 61-90 days	1,088,453.15	72
Past Due 91 + days	339,017.45	24

Total	7,025,209.82	468

Total 31+ Delinquent as % Ending Pool Balance	2.45%

Recoveries	377,626.97

Aggregate Net Losses/(Gains) - September 2013	324,883.74

Overcollateralization Target Amount	15,040,362.81
Actual Overcollateralization	15,040,362.81

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	40.07

Flow of Funds	$ Amount

Collections	15,216,778.17
Advances	(7,256.55)
Investment Earnings on Cash Accounts	1,945.42
Servicing Fee	(255,864.59)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	14,955,602.45

Distributions of Available Funds
(1) Class A Interest	239,464.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	13,345,413.91
(7) Distribution to Certificateholders	1,339,055.24
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	14,955,602.45

Servicing Fee	255,864.59
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 09/16/13	284,788,152.19
Principal Paid	13,345,413.91
Note Balance @ 10/15/13	271,442,738.28

Class A-1
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-2
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-3
Note Balance @ 09/16/13	178,064,152.19
Principal Paid	13,345,413.91
Note Balance @ 10/15/13	164,718,738.28
Note Factor @ 10/15/13	67.7854890%

Class A-4
Note Balance @ 09/16/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	87,531,000.00
Note Factor @ 10/15/13	100.0000000%

Class B
Note Balance @ 09/16/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	19,193,000.00
Note Factor @ 10/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	271,133.30
Total Principal Paid	13,345,413.91

Total Paid	13,616,547.21

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	142,451.32
Principal Paid	13,345,413.91

Total Paid to A-3 Holders	13,487,865.23

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3847369
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.9370788

Total Distribution Amount	19.3218157

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5862194
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.9193988

Total A-3 Distribution Amount	55.5056182

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/13	67,119.85
Balance as of 09/30/13	59,863.30
Change	(7,256.55)

Reserve Account
Balance as of 09/16/13	1,810,700.07
Investment Earnings	223.25
Investment Earnings Paid	(223.25)
Deposit/(Withdrawal)	—
Balance as of 10/15/13	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07